ASSETS HELD FOR SALE AND NON-CURRENT ASSETS SOLD DURING THE YEAR (Details) - Non-current assets held for sale [Member] $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($) item
Disclosure Of Information About Non Current Assets Held For Sale [Line Items]
Number of vessels sold	8	4	8
Number of vessels delivered to new owner	7	3	4
Number of vessels expected to be delivered in Q1	1	1	1
Number of leased back vessel sold	8
Number of remaining vessels sold			3
Profit from sale of vessels | $	$ 1.2	$ 0.8	$ 2.8
Impairment on sold or held-for-sale vessels | $	6.0	$ 3.2	$ 3.6
Proceed from leased back vessel sold | $	$ 157.8